Investments - Summary of Details of Net Gains and Losses on Equity Securities (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Gain (Loss) on Securities [Line Items]
Net gains (losses) recognized during the period on equity securities	¥ (133,889)	¥ 490,375
Less: Net gains (losses) recognized during the period on equity securities sold during the period	(16,559)	54,483
Unrealized gains (losses) recognized during the reporting period on equity securities still held at the reporting period	¥ (117,330)	¥ 435,892